Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other payables
Summary of trade and other payables

Amounts falling due within one year:

	June 30,	December 31,
	2023	2022
	£ 000	£ 000
Trade payables	4,645	4,454
Accrued expenses	5,325	10,500
Social security and other taxes	1,399	857
Outstanding defined contribution pension costs	279	220
	11,648	16,031

Amounts falling due after more than one year:

	June 30,	December 31,
	2023	2022
	£ 000	£ 000
Deferred fees and charges	3,933	4,153